SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll	$ 1,203	$ 1,358	$ 1,397
Accrued legal and other	680	473	990
Lab rebate liabilities	39	81	466
Total accrued expenses	$ 1,922	$ 1,912	$ 2,853